EQUITY - Direct offering (Details) - Registered direct offering - ADS - USD ($) $ / shares in Units, $ in Thousands	Aug. 07, 2025	Feb. 05, 2025	Apr. 25, 2024
EQUITY
Number of shares issued	230,770	258,309	651,380
Price per share	$ 65	$ 58.07	$ 38.38
Aggregate amount of warrant	230,770	258,309
Exercise price	$ 65.00	$ 58.07
Gross proceeds from issuance	$ 15,000	$ 15,000	$ 25,000
Net proceeds from issuance		15,000	$ 24,811
Potential additional proceeds of from the exercise of issued in the offering	$ 15,000	$ 15,000
Warrant term	5 years	5 years
April Warrants
EQUITY
Aggregate amount of warrant			651,380
Exercise price			$ 44.14
Warrant term			5 years